Shareholder Fees {- Treasury Only Portfolio}	May 28, 2022 USD ($)
03.31 FIMM Funds Class 4 Combo PRO-12 | Treasury Only Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none